Intangible Assets, Net - Schedule of Estimated Amortization Expense of Intangible Assets (Details)	Dec. 31, 2025 USD ($)
Schedule of Estimated Amortization Expense of Intangible Assets [Abstract]
2026	$ 34,163
2027	34,157
2028	30,617
2029	12,936
Thereafter	2,569
Total	$ 114,442